Intangible Assets - Additional Information (Details) - GBP (£)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of detailed information about intangible assets [abstract]
Goodwill impairment recognised	£ 0	£ 0
Computer software	83,000,000	99,000,000
Internally generated computer software	31,000,000	68,000,000
Impairment charge	£ 27,000,000	£ 30,000,000